Offsets	May 22, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ChoiceOne Financial Services, Inc.
Form or Filing Type	S-3
File Number	333-272337
Initial Filing Date	Jun. 01, 2023
Fee Offset Claimed	$ 1,708.1
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 15,500,000
Termination / Withdrawal Statement

(1)	See Note (3) under Table 1 above.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ChoiceOne Financial Services, Inc.
Form or Filing Type	S-3
File Number	333-272337
Filing Date	Jun. 01, 2023
Fee Paid with Fee Offset Source	$ 1,708.1
Offset Note

(1)	See Note (3) under Table 1 above.